UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07857

                           Oppenheimer Real Asset Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------
          Date of reporting period: September 1, 2003 - August 31, 2004
                                    -----------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

SECTOR ALLOCATION ON COMMODITY-LINKED INVESTMENTS
------------------------------------------------------------------------
Energy                                                            72.0%
------------------------------------------------------------------------
Agriculture                                                       12.0
------------------------------------------------------------------------
Industrial Metals                                                  8.0
------------------------------------------------------------------------
Livestock                                                          6.0
------------------------------------------------------------------------
Precious Metals                                                    2.0

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are dollar-weighed based on percentages of commodity-linked investments. Commodity-linked investments are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund's allocation of its investments within each sector of the GSCI(R) may differ (at times, significantly) from the sector weightings of the GSCI(R). The Fund is not an index fund.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Obligations    30.0%
U.S. Government Obligations    26.4
Corporate Bonds                20.9
Commodity-Linked Notes         10.3
Cash Equivalents               10.1
Asset-Backed Securities         1.7
Foreign Government Obligations  0.4
Municipal Bonds                 0.2

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                         8 | OPPENHEIMER REAL ASSET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Buoyed by strong price increases for most commodities sectors, the Fund performed very well during this 12-month period, and much of its double-digit total return can be attributed to the favorable market conditions. To a lesser extent, the strong results, which surpassed the 12-month total return for the Goldman Sachs Commodities Index(R) (the GSCI(R)), were due to certain commodities-and fixed income-related management strategies that added value to the portfolio.

      On the commodity side of the portfolio, we have long used three strategies--intramarket trades, sector focus and term structure--to pursue higher returns. Over the course of these 12 months, term-structure trades, which seek to exploit the pricing differences between contracts that mature at different dates, made the largest contribution to performance. When we foresee that some event or trend is likely to cause a shift in prices for a commodity between one point in time and another, we will invest heavily in contracts that mature when we expect prices to be higher and make smaller investments in the months when we believe prices will be lower. In the first half of the period, natural gas term structure trades were a major source of added value.

      We also added value by increasing our allocation to industrial metals, an area where the supply-demand relationship was increasingly favorable; and by decreasing the investment in agriculture, where we suspected that speculation had driven prices to unsupportable levels. In retrospect, we believe the Fund might have done even better had we increased our energy investments at various points.

      Intramarket trades, which are also known as relative value trades, involve making choices between closely related commodities (e.g., crude oil and gasoline) to capture pricing inefficiencies between those market segments. During this period, the markets afforded few attractive opportunities to put such trades in effect. Thus, intramarket trades contributed the least to performance.

As always, we took a conservative approach to the management of the assets invested in fixed-income securities. We view the fixed-income portfolio as a tool for providing liquidity while making a small contribution to total return. With that in mind, we maintain a short duration (i.e., a low sensitivity to changing interest rates), generally in the range of a money market fund. We may increase or decrease the duration from time to time as our view of the fixed-income markets becomes more bullish or bearish. Twice during this period, we successfully anticipated that the market would


                         9 | OPPENHEIMER REAL ASSET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

turn bearish and reduced duration to a minimal level in advance of those market declines. This protected the portfolio to some extent from the subsequent downturns. Combined with an overweighting in high-quality corporate securities and, to a lesser extent, agency securities, this helped the Fund's fixed-income component outperform short-term Treasury securities for the 12 months and was another reason for the Fund's outperformance vs. the benchmark GSCI(R).

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2004. In the case of Class A, Class B, Class C, and Class Y shares, performance is measured from inception of the classes on March 31, 1997. In the case of Class N shares, performance is measured from the inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Goldman Sachs Commodity Index(R) (GSCI(R)). The GSCI(R) is a composite index of commodity sector returns representing an unleveraged long-term investment in commodity futures that is broadly based across the spectrum of commodities and includes reinvestment of income (to represent real assets). While correlation to the GSCI(R) is a current portfolio strategy, it is not a stated objective or investment policy of Oppenheimer Real Asset Fund. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        10 | OPPENHEIMER REAL ASSET FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Real Asset Fund (R) (Class A)
Goldman Sachs Commodity Index (R)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer        Goldman Sachs
                           Real Asset Fund (R)   Commodity Index (R)
                             (Class A Shares)

  03/31/1997                    $ 9,425             $10,000
  05/31/1997                      9,679              10,305
  08/31/1997                      9,717              10,403
  11/30/1997                      9,161               9,879
  02/28/1998                      7,750               8,451
  05/31/1998                      7,057               7,805
  08/31/1998                      5,594               6,527
  11/30/1998                      4,872               6,025
  02/28/1999                      4,464               5,672
  05/31/1999                      5,028               6,526
  08/31/1999                      5,958               7,702
  11/30/1999                      6,160               8,003
  02/29/2000                      7,294               9,503
  05/31/2000                      7,803              10,349
  08/31/2000                      8,850              11,812
  11/30/2000                      9,566              12,753
  02/28/2001                      8,572              11,662
  05/31/2001                      8,489              11,470
  08/31/2001                      7,980              10,767
  11/30/2001                      6,435               8,616
  02/28/2002                      6,434               8,596
  05/31/2002                      6,990               9,418
  08/31/2002                      7,538              10,406
  11/30/2002                      7,463              10,361
  02/28/2003                      9,934              13,721
  05/31/2003                      8,826              12,079
  08/31/2003                      9,277              12,690
  11/30/2003                      9,340              12,722
  02/29/2004                     10,719              14,616
  05/31/2004                     11,765              16,030
  08/31/2004                     11,637              15,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

    1 Year                   5 Year           Since Inception
    ------                   ------           ---------------
    18.22%                   12.98%                 2.06%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                        11 | OPPENHEIMER REAL ASSET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Real Asset Fund (R) (Class B)
Goldman Sachs Commodity Index (R)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer        Goldman Sachs
                           Real Asset Fund (R)   Commodity Index (R)
                             (Class B Shares)

  03/31/1997                    $10,000             $10,000
  05/31/1997                     10,250              10,305
  08/31/1997                     10,270              10,403
  11/30/1997                      9,670               9,879
  02/28/1998                      8,156               8,451
  05/31/1998                      7,413               7,805
  08/31/1998                      5,865               6,527
  11/30/1998                      5,101               6,025
  02/28/1999                      4,662               5,672
  05/31/1999                      5,246               6,526
  08/31/1999                      6,202               7,702
  11/30/1999                      6,402               8,003
  02/29/2000                      7,570               9,503
  05/31/2000                      8,081              10,349
  08/31/2000                      9,144              11,812
  11/30/2000                      9,855              12,753
  02/28/2001                      8,822              11,662
  05/31/2001                      8,722              11,470
  08/31/2001                      8,185              10,767
  11/30/2001                      6,591               8,616
  02/28/2002                      6,576               8,596
  05/31/2002                      7,132               9,418
  08/31/2002                      7,663              10,406
  11/30/2002                      7,573              10,361
  02/28/2003                     10,068              13,721
  05/31/2003                      8,934              12,079
  08/31/2003                      9,392              12,690
  11/30/2003                      9,455              12,722
  02/29/2004                     10,852              14,616
  05/31/2004                     11,910              16,030
  08/31/2004                     11,781              15,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

    1 Year                   5 Year           Since Inception
    ------                   ------           ---------------
    19.32%                   13.16%                 2.23%


                        12 | OPPENHEIMER REAL ASSET FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Real Asset Fund (R) (Class C)
Goldman Sachs Commodity Index (R)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer        Goldman Sachs
                           Real Asset Fund (R)   Commodity Index (R)
                             (Class C Shares)

  03/31/1997                    $10,000             $10,000
  05/31/1997                     10,240              10,305
  08/31/1997                     10,260              10,403
  11/30/1997                      9,650               9,879
  02/28/1998                      8,141               8,451
  05/31/1998                      7,408               7,805
  08/31/1998                      5,862               6,527
  11/30/1998                      5,088               6,025
  02/28/1999                      4,660               5,672
  05/31/1999                      5,237               6,526
  08/31/1999                      6,195               7,702
  11/30/1999                      6,397               8,003
  02/29/2000                      7,556               9,503
  05/31/2000                      8,069              10,349
  08/31/2000                      9,133              11,812
  11/30/2000                      9,845              12,753
  02/28/2001                      8,808              11,662
  05/31/2001                      8,719              11,470
  08/31/2001                      8,180              10,767
  11/30/2001                      6,584               8,616
  02/28/2002                      6,568               8,596
  05/31/2002                      7,114               9,418
  08/31/2002                      7,658              10,406
  11/30/2002                      7,570              10,361
  02/28/2003                     10,058              13,721
  05/31/2003                      8,921              12,079
  08/31/2003                      9,346              12,690
  11/30/2003                      9,396              12,722
  02/29/2004                     10,752              14,616
  05/31/2004                     11,783              16,030
  08/31/2004                     11,628              15,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

    1 Year                   5 Year           Since Inception
    ------                   ------           ---------------
    23.42%                   13.42%                 2.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER REAL ASSET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Real Asset Fund (R) (Class N)
Goldman Sachs Commodity Index (R)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer        Goldman Sachs
                           Real Asset Fund (R)   Commodity Index (R)
                             (Class N Shares)

  03/01/2001                    $10,000             $10,000
  05/31/2001                      9,932               9,836
  08/31/2001                      9,325               9,233
  11/30/2001                      7,470               7,388
  02/28/2002                      7,463               7,371
  05/31/2002                      8,092               8,076
  08/31/2002                      8,722               8,923
  11/30/2002                      8,703               8,885
  02/28/2003                     11,558              11,766
  05/31/2003                     10,264              10,358
  08/31/2003                     10,782              10,882
  11/30/2003                     10,840              10,909
  02/29/2004                     12,429              12,534
  05/31/2004                     13,630              13,746
  08/31/2004                     13,467              13,568

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

    1 Year               Since Inception
    ------               ---------------
    23.90%                    8.88%


                        14 | OPPENHEIMER REAL ASSET FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Real Asset Fund (R) (Class Y)
Goldman Sachs Commodity Index (R)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer        Goldman Sachs
                           Real Asset Fund (R)   Commodity Index (R)
                             (Class Y Shares)

  03/31/1997                    $10,000             $10,000
  05/31/1997                     10,270              10,305
  08/31/1997                     10,310              10,403
  11/30/1997                      9,730               9,879
  02/28/1998                      8,221               8,451
  05/31/1998                      7,495               7,805
  08/31/1998                      5,941               6,527
  11/30/1998                      5,174               6,025
  02/28/1999                      4,743               5,672
  05/31/1999                      5,359               6,526
  08/31/1999                      6,343               7,702
  11/30/1999                      6,563               8,003
  02/29/2000                      7,772               9,503
  05/31/2000                      8,323              10,349
  08/31/2000                      9,464              11,812
  11/30/2000                     10,242              12,753
  02/28/2001                      9,195              11,662
  05/31/2001                      9,121              11,470
  08/31/2001                      8,592              10,767
  11/30/2001                      6,923               8,616
  02/28/2002                      6,927               8,596
  05/31/2002                      7,543               9,418
  08/31/2002                      8,132              10,406
  11/30/2002                      8,059              10,361
  02/28/2003                     10,738              13,721
  05/31/2003                      9,559              12,079
  08/31/2003                     10,058              12,690
  11/30/2003                     10,136              12,722
  02/29/2004                     11,647              14,616
  05/31/2004                     12,796              16,030
  08/31/2004                     12,657              15,822

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

    1 Year                   5 Year            Since Inception
    ------                   ------            ---------------
    25.84%                   14.82%                 3.23%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER REAL ASSET FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please note that Oppenheimer Real Asset Fund(R) is non-diversified and invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.

CLASS A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        16 | OPPENHEIMER REAL ASSET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                        17 | OPPENHEIMER REAL ASSET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING     ENDING           EXPENSES
                           ACCOUNT       ACCOUNT          EXPENSES PAID DURING
                           VALUE         VALUE            6 MONTHS ENDED
                           (3/1/04)      (8/31/04)        AUGUST 31, 2004
--------------------------------------------------------------------------------
Class A Actual             $1,000.00     $1,085.60        $ 7.10
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00      1,018.35          6.87
--------------------------------------------------------------------------------
Class B Actual              1,000.00      1,081.20         11.94
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00      1,013.72         11.56
--------------------------------------------------------------------------------
Class C Actual              1,000.00      1,081.50         11.47
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00      1,014.18         11.10
--------------------------------------------------------------------------------
Class N Actual              1,000.00      1,083.50          9.26
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00      1,016.29          8.96
--------------------------------------------------------------------------------
Class Y Actual              1,000.00      1,086.70          4.94
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00      1,020.41          4.79

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended August 31, 2004 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A           1.35%
----------------------------
Class B           2.27
----------------------------
Class C           2.18
----------------------------
Class N           1.76
----------------------------
Class Y           0.94

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------


                        18 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  August 31, 2004
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL          VALUE
                                                                                         AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.3%
---------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A,
Cl. A2, 1.45%, 11/25/05                                                             $    27,651    $    27,664
---------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2002-3, Cl. A2A, 3.05%, 9/15/05 1                                                839,893        842,154
---------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations, Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                              2,440,000      2,445,227
---------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                     960,000        973,704
---------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                  3,300,000      3,300,000
---------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                                    66,003         66,050
---------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-1,
Cl. A2, 1.60%, 7/20/06                                                                  644,006        643,648
---------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1, Cl. C,
8.965%, 7/25/07 2,3                                                                     295,529         11,821
---------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                                              645,555        172,283
---------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                  973,000        983,132
---------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08                                                 3,449,697      1,244,047
---------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2003-A, Cl. A2, 1.28%, 8/15/05                                       53,454         53,477
---------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A2, 2.38%, 2/15/07                                                 3,260,000      3,266,371
---------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Loan Pass-Through
Certificates, Series 2004-2, Cl. AI1B, 3.35%, 9/26/34 4                               6,310,000      6,310,000
                                                                                                   ------------
Total Asset-Backed Securities (Cost $23,285,642)                                                    20,339,578

---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--41.3%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--38.2%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--38.2%
Federal Home Loan Mortgage Corp.:
7%, 9/1/33                                                                            1,400,188      1,495,580
7%, 9/1/34 4                                                                         78,800,000     83,725,000
8%, 4/1/16                                                                              356,867        383,594
9%, 8/1/22-5/1/25                                                                        90,809        101,889
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. B, (0.551)%, 7/1/26 5                           2,212,261        423,559
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2, 5.50%, 2/25/42          1,706          1,707


                        19 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL           VALUE
                                                                                    AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 9/1/19 4                                                               $ 17,293,000    $ 17,282,192
5%, 9/1/34 4                                                                       743,000         737,196
5.50%, 9/1/19-9/1/34 4                                                          62,917,000      64,485,412
6.50%, 9/30/34 4                                                                27,190,000      28,549,500
7%, 11/1/33-7/1/34                                                              12,422,738      13,212,423
7%, 9/1/34-10/1/34 4                                                           119,405,000     126,715,822
8.50%, 7/1/32                                                                      102,751         111,524
                                                                                              -------------
                                                                                               337,225,398

-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                        124,712         137,579
                                                                                              -------------
                                                                                                   137,579

-----------------------------------------------------------------------------------------------------------
PRIVATE--3.1%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--3.1%
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%,7/20/32                                            6,190,000       6,393,109
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                          3,553,552       3,562,160
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                          3,824,689       3,825,286
-----------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                1,260,138       1,262,706
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                          1,081,000       1,089,506
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                          2,050,000       2,088,945
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                           1,370,000       1,410,063
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39          774,830         775,294
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                           6,611,970       6,636,764
                                                                                              -------------
                                                                                                27,043,833
                                                                                              -------------
Total Mortgage-Backed Obligations (Cost $362,343,458)                                          364,406,810

-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--36.4%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
4.125%, 5/13/05                                                                 25,000,000      25,374,525
Series EY06, 5.25%, 8/15/06 1                                                    9,286,000       9,748,536
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
1.75%, 5/15/05                                                                  47,330,000      47,260,756
4.25%, 6/15/05                                                                  11,000,000      11,193,446
7%, 7/15/05                                                                     55,000,000      57,355,265


                        20 | OPPENHEIMER RE AL ASSET FUND

                                                                          PRINCIPAL           VALUE
                                                                             AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.33%, 2/23/05 1                                                        $24,000,000    $ 23,933,064
1.50%, 9/21/05                                                           20,000,000      19,880,080
3.01%, 6/2/06                                                             7,600,000       7,635,462
5.75%, 6/15/05                                                           22,250,000      22,901,057
7%, 7/15/05 1                                                            50,000,000      52,141,150
----------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.125%, 6/30/05 1                                                        18,000,000      17,893,836
3%, 2/15/09 1,6                                                             805,000         798,649
6.75%, 5/15/05 7                                                         24,000,000      24,820,320
                                                                                       -------------
Total U.S. Government Obligations (Cost $320,703,160)                                   320,936,146

----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
----------------------------------------------------------------------------------------------------
Ontario (Province of) Nts., 7% 8/4/05                                     4,200,000       4,389,844
----------------------------------------------------------------------------------------------------
Quebec (Province of) Nts., 8.625% 1/19/05                                   500,000         512,872
                                                                                       -------------
Total Foreign Government Obligations (Cost $4,890,291)                                    4,902,716

----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.8%
----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.2%
----------------------------------------------------------------------------------------------------
AUTOMOBILES--1.7%
DaimlerChrysler North America Holding Corp.:
3.40% Nts., Series D, 12/15/04 1                                            860,000         861,903
6.90% Unsec. Nts., 9/1/04                                                 1,850,000       1,850,000
7.40% Unsec. Nts., 1/20/05                                                  700,000         713,917
7.75% Nts., 6/15/05                                                       1,000,000       1,041,354
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
7.50% Unsec. Nts., 3/15/05                                                1,000,000       1,026,419
7.60% Nts., 8/1/05                                                        1,900,000       1,982,369
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.50% Nts., 7/15/05                                                       2,200,000       2,293,267
8.75% Medium-Term Nts., Series SMN1, 7/15/05                                650,000         681,176
----------------------------------------------------------------------------------------------------
General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08              1,205,000       1,282,694
----------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.50% Sr. Nts., 5/15/06 1                              1,215,000       1,273,783
----------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.719% Nts., 6/13/05 3,8                         2,000,000       2,001,260
                                                                                       -------------
                                                                                         15,008,142

----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Fortune Brands, Inc., 7.125% Sr. Unsec. Nts., 11/1/04 8                   1,415,000       1,426,495
----------------------------------------------------------------------------------------------------
MEDIA--2.0%
Clear Channel Communications, Inc., 4.625% Sr. Unsec. Nts., 1/15/08         875,000         892,525
----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.69% Nts., 9/20/04                             1,700,000       1,703,205
----------------------------------------------------------------------------------------------------
Gannett Co., Inc., 4.95% Unsec. Nts., 4/1/05                              4,165,000       4,228,758
----------------------------------------------------------------------------------------------------
New York Times Co. (The), 7.625% Unsec. Unsub. Nts., 3/15/05              2,620,000       2,699,928


                        21 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL          VALUE
                                                                                   AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------
MEDIA Continued
News America, Inc., 6.625% Sr.Nts., 1/9/08                                    $   443,000    $   484,984
---------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 1                                     890,000      1,003,065
---------------------------------------------------------------------------------------------------------
Viacom, Inc.:
6.40% Sr. Nts., 1/30/06 1                                                         675,000        710,356
7.15% Sr. Unsec. Nts., 5/20/05                                                  3,050,000      3,154,801
7.75% Sr. Unsec. Nts., 6/1/05                                                     500,000        520,790
---------------------------------------------------------------------------------------------------------
Walt Disney Co. (The):
4.50% Nts., 9/15/04                                                             1,500,000      1,501,481
5.375% Sr. Unsec. Nts., 6/1/07                                                    410,000        430,919
                                                                                             ------------
                                                                                              17,330,812

---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Target Corp., 7.50% Sr. Unsec. Nts., 2/15/05                                    3,525,000      3,607,450
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.9%
---------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Enterprises, Inc., 8% Nts., 1/4/05                                    3,000,000      3,057,006
---------------------------------------------------------------------------------------------------------
Diageo Capital plc, 6.125% Unsec. Nts., 8/15/05                                 2,250,000      2,330,791
                                                                                             ------------
                                                                                               5,387,797

---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                        460,000        500,354
---------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                          2,500,000      2,590,145
---------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.25% Nts., 9/15/04                                              1,500,000      1,502,003
---------------------------------------------------------------------------------------------------------
Secured Finance, Inc., 9.05% Bonds, 12/15/04                                    2,000,000      2,032,226
                                                                                             ------------
                                                                                               6,624,728

---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
ConAgra, Inc., 7.40% Sub. Nts., 9/15/04                                           150,000        150,249
---------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                        515,000        521,973
---------------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375% Nts., 2/1/05                                              4,000,000      4,055,756
                                                                                             ------------
                                                                                               4,727,978

---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Procter & Gamble Co. (The),  6.60% Unsec. Unsub. Bonds, 12/15/04                   50,000         50,711
---------------------------------------------------------------------------------------------------------
ENERGY--0.5%
---------------------------------------------------------------------------------------------------------
OIL & GAS--0.5%
BP Canada Energy Co., 6.75% Unsec. Debs., 2/15/05                                 100,000        102,163
---------------------------------------------------------------------------------------------------------
BP Capital Markets plc, 4.625% Nts., 5/27/05                                    3,900,000      3,969,588
---------------------------------------------------------------------------------------------------------
Chevron Corp. Profit Sharing Savings Plan Trust Fund, 8.11% Debs., 12/1/04         44,000         44,654
                                                                                             ------------
                                                                                               4,116,405


                        22 | OPPENHEIMER REAL ASSET FUND

                                                                                      PRINCIPAL          VALUE
                                                                                         AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
FINANCIALS--14.4%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Amvescap plc, 6.60% Sr. Unsec. Nts., 5/15/05                                        $ 1,175,000    $ 1,206,204
---------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The):
3.75% Unsec. Unsub. Nts., 2/15/08 1                                                     470,000        475,307
8.50% Unsec. Sub. Nts., 12/15/04 1                                                    1,600,000      1,629,982
---------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 8.25% Unsec. Sub. Nts., 5/1/05                                   1,800,000      1,869,242
---------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (USA), 5.75% Nts., 4/15/07                            600,000        639,441
---------------------------------------------------------------------------------------------------------------
Northern Trust Co., 7.50% Nts., 2/11/05                                               2,000,000      2,048,300
                                                                                                   ------------
                                                                                                     7,868,476

---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.6%
Abbey National First Capital BV, 8.20% Sub. Nts., 10/15/04                            2,300,000      2,317,213
---------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (Chicago), 7.25% Unsec. Sub. Nts., 5/31/05                           2,500,000      2,589,915
---------------------------------------------------------------------------------------------------------------
Bank of America Corp.:
3.875% Nts., 1/15/08 1                                                                  500,000        508,536
6.875% Sub. Nts., 2/15/05                                                               125,000        127,596
7.875% Sr. Unsec. Nts., 5/16/05                                                       1,050,000      1,091,854
---------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 1.41% Nts., 9/9/05 3                     3,800,000      3,802,660
---------------------------------------------------------------------------------------------------------------
Fleet Boston Corp., 8% Sub. Nts., 9/15/04                                               100,000        100,208
---------------------------------------------------------------------------------------------------------------
Fleet National Bank, 8.625% Sub. Nts., 2/15/05                                          250,000        257,970
---------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                       430,000        443,207
---------------------------------------------------------------------------------------------------------------
Household Finance Corp.:
6.50% Unsec. Nts., 1/24/06                                                              515,000        542,632
8% Sr. Nts., 5/9/05                                                                   3,700,000      3,847,427
---------------------------------------------------------------------------------------------------------------
KeyCorp, 4.625% Sr. Nts., Series G, 5/16/05                                           2,400,000      2,437,272
---------------------------------------------------------------------------------------------------------------
M&I Bank, Central US, 1.568% Certificate of Deposit, 3/10/05                          3,200,000      3,195,568
---------------------------------------------------------------------------------------------------------------
Manufacturers & Traders Trust, 7% Unsec. Sub. Nts., 7/1/05                            3,400,000      3,523,437
---------------------------------------------------------------------------------------------------------------
National City Corp., 7.20% Unsec. Sub. Nts., 5/15/05                                  1,510,000      1,563,090
---------------------------------------------------------------------------------------------------------------
PNC Bank NA, 7.875% Sub. Nts., 4/15/05 1                                              1,630,000      1,686,105
---------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 7% Unsec. Nts., 9/1/04                                             1,250,000      1,250,000
---------------------------------------------------------------------------------------------------------------
Santander Financial Issuances Ltd., 7.875% Unsec. Sub. Nts., 4/15/05                  1,600,000      1,656,888
---------------------------------------------------------------------------------------------------------------
U.S. Bancorp, 4.75% Sr. Nts., Series N, 6/30/05                                       3,500,000      3,567,480
---------------------------------------------------------------------------------------------------------------
Wachovia Corp.:
6.80% Unsec. Sub. Nts., 6/1/05                                                        1,400,000      1,446,221
7.45% Sr. Unsec. Unsub. Nts., 7/15/05                                                 2,900,000      3,025,326
---------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.:
4.375% Nts., 1/15/08                                                                    515,000        528,565
7.25% Sr. Nts., 8/15/05                                                                 750,000        782,441
                                                                                                   ------------
                                                                                                    40,291,611


                       23 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL          VALUE
                                                                                         AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Newcourt Credit Group, Inc., 6.875% Unsec. Sub. Nts., Series B, 2/16/05             $ 3,600,000    $ 3,677,904
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
American Express Co., 5.50% Nts., 9/12/06 1                                             770,000        810,480
---------------------------------------------------------------------------------------------------------------
Associates Corp. of North America:
6.20% Sr. Nts., 5/16/05                                                               2,000,000      2,055,850
6.625% Sr. Nts., 6/15/05                                                                100,000        103,249
---------------------------------------------------------------------------------------------------------------
Bank One Corp., 7% Jr. Unsec. Sub. Nts., 7/15/05                                        600,000        624,081
---------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.:
6.75% Sr. Nts., Series C, 12/1/04                                                     1,200,000      1,214,316
7.125% Sub. Debs., 3/1/05                                                               350,000        358,880
---------------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.125% Sr. Nts., 2/21/06                                                                900,000        919,318
7.125% Sr. Nts., 10/15/04                                                             1,200,000      1,207,828
---------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 3.50% Nts., 2/1/08                                                     800,000        803,524
---------------------------------------------------------------------------------------------------------------
Export Development Canada, 4.55% Nts., 6/30/05                                        4,000,000      4,086,232
---------------------------------------------------------------------------------------------------------------
Exxon Capital Corp., 1.70% Unsec. Unsub. Nts., 11/15/04 9                             1,100,000      1,095,602
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
4.125% Nts., 1/15/08 1                                                                1,000,000      1,021,291
7.50% Sr. Unsec. Unsub. Nts., 1/28/05 1                                               2,300,000      2,350,600
7.625% Nts., 8/17/05                                                                  1,000,000      1,050,591
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                   800,000        813,579
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75% Sr. Unsec. Nts., 1/15/05                        2,440,000      2,491,250
---------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                       500,000        530,385
---------------------------------------------------------------------------------------------------------------
Mellon Funding Corp., 7.50% Sr. Unsec. Nts., 6/15/05                                  3,600,000      3,738,222
---------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
4% Nts., Series B, 11/15/07                                                             410,000        417,715
4.125% Nts., Series C, 1/15/09                                                        3,530,000      3,573,677
---------------------------------------------------------------------------------------------------------------
Morgan Stanley, 7.75% Sr. Nts., 6/15/05                                               4,150,000      4,330,264
---------------------------------------------------------------------------------------------------------------
SLM Corp., 2.90% Nts., Series A, 7/1/05                                               4,400,000      4,418,775
---------------------------------------------------------------------------------------------------------------
Tyco Capital Corp., 6.625% Sr. Unsec. Nts., 6/15/05                                   1,100,000      1,136,918
---------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 3,8                                      1,900,000      1,899,894
                                                                                                   ------------
                                                                                                    41,052,521

---------------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
Allstate Corp., 7.875% Sr. Unsec. Nts., 5/1/05                                        3,000,000      3,110,304
---------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 7.125% Nts., 9/26/05 8                         1,400,000      1,466,304
---------------------------------------------------------------------------------------------------------------
AXA Financial, Inc., 9% Sr. Unsec. Nts., 12/15/04                                     3,830,000      3,901,227
---------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7.75% Sr. Unsec. Nts., 6/15/05         2,670,000      2,777,753
---------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07 8                                      760,000        799,873
---------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 7.25% Unsec. Debs., 5/15/05                                   3,475,000      3,603,266
---------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                     1,130,000      1,136,948


                       24 | OPPENHEIMER REAL ASSET FUND

                                                                                      PRINCIPAL          VALUE
                                                                                         AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
INSURANCE Continued
MetLife, Inc., 3.911% Nts., 5/15/05                                                 $ 4,550,000    $ 4,608,668
---------------------------------------------------------------------------------------------------------------
Monumental Global Funding II, 3.85% Nts., 3/3/08 8                                    1,120,000      1,139,168
---------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 8                                       1,800,000      1,807,715
---------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The), 7.875% Sr. Unsec. Nts., 4/15/05                  2,350,000      2,429,432
---------------------------------------------------------------------------------------------------------------
Teachers Insurance and Annuity Assn. Global Markets, 3.875% Sr
Unsec. Nts., 1/22/08 8                                                                1,750,000      1,779,146
                                                                                                   ------------
                                                                                                    28,559,804

---------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Security Capital Group, Inc., 6.95% Sr. Unsec. Nts., 6/15/05                          1,500,000      1,554,638
---------------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                                800,000        883,198
                                                                                                   ------------
                                                                                                     2,437,836

---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Aristar, Inc., 7.375% Sr. Unsec. Nts., 9/1/04                                         2,061,000      2,061,000
---------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
5.50% Nts., Series K, 2/1/07 1                                                          635,000        669,121
6.51% Nts., Series F, 2/11/05                                                           250,000        254,755
6.84% Nts., Series F, 10/22/04                                                          320,000        322,156
6.875% Sr. Unsec. Unsub. Nts., Series D, 9/15/05                                        115,000        119,773
                                                                                                   ------------
                                                                                                     3,426,805

---------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Boston Scientific Corp., 6.625% Unsec. Nts., 3/15/05                                  3,000,000      3,066,138
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Anthem, Inc., 4.875% Unsub. Nts., 8/1/05                                                420,000        428,056
---------------------------------------------------------------------------------------------------------------
Kaiser Foundation Hospitals, 9.55% Debs., 7/15/05                                     3,400,000      3,607,172
                                                                                                   ------------
                                                                                                     4,035,228

---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                                           875,000        907,751
---------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.125% Nts., Series E, 1/18/05                                       310,000        312,553
---------------------------------------------------------------------------------------------------------------
Pfizer, Inc., 3.625% Nts., 11/1/04                                                    2,500,000      2,507,495
                                                                                                   ------------
                                                                                                     3,727,799

---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.9%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                                    144,000        151,097
---------------------------------------------------------------------------------------------------------------
Boeing Co., 6.625% Unsec. Nts., 6/1/05                                                3,500,000      3,600,776
---------------------------------------------------------------------------------------------------------------
Honeywell International, Inc., 6.125% Unsec. Unsub. Nts., 7/1/05                      3,321,000      3,418,485


                        25 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL          VALUE
                                                                                 AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                 $   259,000    $   279,579
-------------------------------------------------------------------------------------------------------
United Technologies Corp., 6.625% Unsec. Sub. Nts., 11/15/04                  1,800,000      1,816,679
                                                                                           ------------
                                                                                             9,266,616

-------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Southwest Airlines Co., 8% Unsec. Nts., 3/1/05                                1,000,000      1,024,836
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Block Financial Corp., 6.75% Sr. Unsec. Nts., 11/1/04                         2,000,000      2,015,942
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
3M Co., 4.25% Nts., Series C, 9/1/04                                            695,000        695,000
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
5.625% Sr. Unsec. Unsub. Nts., 5/13/05                                          350,000        358,365
7.50% Nts., Series A, 5/15/05                                                 2,700,000      2,801,404
8.85% Debs., 4/1/05                                                             500,000        518,808
-------------------------------------------------------------------------------------------------------
Textron Financial Corp., 7.125% Nts., 12/9/04                                 3,355,000      3,400,386
                                                                                           ------------
                                                                                             7,773,963

-------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Ingersoll-Rand Co., 6.51% Nts., Series B, 12/1/04                             2,000,000      2,021,406
-------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 4.125% Sr. Nts., Series D, 7/15/05                  1,675,000      1,702,177
                                                                                           ------------
                                                                                             3,723,583

-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Consolidated Rail Corp., 7.07% Sec. Nts., Series 92-A, 4/1/05                   300,000        308,326
-------------------------------------------------------------------------------------------------------
Norfolk Southern Railway Co., 7% Equipment Trust Nts., Series J, 6/15/05        650,000        673,138
-------------------------------------------------------------------------------------------------------
Sante Fe Pacific Corp., 8.625% Sr. Unsec. Nts., 11/1/04                         600,000        605,030
                                                                                           ------------
                                                                                             1,586,494

-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Hewlett-Packard Co., 7.15% Nts., 6/15/05                                      3,700,000      3,841,803
-------------------------------------------------------------------------------------------------------
MATERIALS--0.1%
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Westvaco Corp., 6.85% Unsec. Unsub. Nts., 11/15/04                              350,000        352,743
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
Ameritech Capital Funding Corp.:
6.30% Unsec. Sub. Nts., 10/15/04                                                500,000        502,517
7.50% Unsec. Unsub. Debs., 4/1/05 1                                           2,000,000      2,058,770
-------------------------------------------------------------------------------------------------------
BellSouth Telecommunication, Inc., 7% Nts., 2/1/05                               30,000         30,597
-------------------------------------------------------------------------------------------------------
British Telecommunications plc, 6.75% Unsec. Bonds, 10/28/04                  1,600,000      1,612,800
-------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625% Sr. Unsub. Nts., 8/15/08                    515,000        535,600


                        26 | OPPENHEIMER REAL ASSET FUND

                                                                                 PRINCIPAL          VALUE
                                                                                    AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
GTE North, Inc., 6.40% Debs., Series E, 2/15/05                                 $  605,000   $    615,761
----------------------------------------------------------------------------------------------------------
NYNEX Capital Funding Co., 8.75% Nts., Series B, 12/1/04                           600,000        608,986
----------------------------------------------------------------------------------------------------------
Pacific Bell, 6.25% Nts., 3/1/05                                                   350,000        356,815
----------------------------------------------------------------------------------------------------------
Southern New England Telecommunications Corp., 7% Nts., Series 2, 8/15/05          200,000        208,643
----------------------------------------------------------------------------------------------------------
Southwestern Bell Telephone Co., 6.625% Unsec. Nts., 4/1/05                      1,908,000      1,956,221
----------------------------------------------------------------------------------------------------------
Telefonica Europe BV, 7.35% Nts., 9/15/05                                        2,600,000      2,731,916
----------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                         860,000        904,788
                                                                                             -------------
                                                                                               12,123,414

----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Vodafone Group plc:
3.95% Unsec. Nts., 1/30/08                                                         860,000        875,302
7.625% Jr. Unsec. Nts., 2/15/05                                                  2,632,000      2,696,284
                                                                                             -------------
                                                                                                3,571,586

----------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Alabama Power Co., 4.875% Sr. Unsec. Nts., Series N, 9/1/04                      2,000,000      2,000,000
----------------------------------------------------------------------------------------------------------
Cinergy Corp., 6.25% Unsec. Sub. Debs., 9/1/04                                     429,000        429,000
----------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                      615,000        649,471
----------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                          910,000        934,837
----------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                      2,805,000      2,812,885
----------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06                                      465,000        491,138
                                                                                             -------------
                                                                                                7,317,331

----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Consolidated Natural Gas Co.:
7.25% Sr. Unsec. Nts., 10/1/04                                                   2,300,000      2,309,200
7.375% Unsec. Debs., 4/1/05                                                      1,080,000      1,111,904
----------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 3.20% Nts., 11/1/06                                        680,000        680,095
                                                                                             -------------
                                                                                                4,101,199

----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Duke Energy Corp., 8.25% Nts., 10/15/04                                            900,000        905,673
                                                                                             -------------
Total Corporate Bonds and Notes (Cost $253,442,074)                                           254,029,823


                        27 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL           VALUE
                                                                                     AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--14.2%
------------------------------------------------------------------------------------------------------------
AB Svensk Exportkredit, Goldman Sachs Commodity Index Excess
Return Linked Nts., 0.48%, 12/2/04 10                                          $ 13,000,000    $ 20,839,000
------------------------------------------------------------------------------------------------------------
AIG:
Goldman Sachs Commodity Index Total Return Linked Nts., 1.17%, 1/28/05 10        15,000,000      19,443,013
Goldman Sachs Commodity Index Total Return Linked Nts., 2.295%, 11/2/05 10       15,000,000      14,464,100
------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 1.098%, 3/18/05 10       18,000,000      20,030,881
Goldman Sachs Commodity Index Total Return Linked Nts., 1.189%, 3/4/05 10        23,000,000      31,418,090
------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.727%, 11/30/07                                                   9,700,000      10,124,036
------------------------------------------------------------------------------------------------------------
Koch Supply & Trading LP, Goldman Sachs Energy Total Return Linked
Nts., 1.70%, 5/3/05 3,10                                                          7,000,000       8,818,908
                                                                                               -------------
Total Structured Notes (Cost $100,866,611)                                                      125,138,028

------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--0.3%
------------------------------------------------------------------------------------------------------------
TX Public Finance Authority Revenue Bonds, Unemployment
Compensation-B, 2%, 6/15/05 (Cost $2,493,569)                                     2,500,000       2,496,675

------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--11.7%
------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.53%, 9/17/04 11                                           5,000,000       4,996,600
------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 1.55%, 10/1/04 11                                        5,000,000       4,993,542
------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A, 1.65%, 10/26/04             5,000,000       4,987,396
------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 1.60%, 10/5/04 11                                        5,000,000       4,992,444
------------------------------------------------------------------------------------------------------------
Federal Home Loan Board, 1.77%, 10/27/04                                          1,827,000       1,822,078
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 1.58%, 10/27/04                                 28,000,000      27,930,295
------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 1.62%, 10/1/04 11                                    5,000,000       4,993,417
------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 1.59%, 9/16/04 11                                           5,000,000       4,996,688
------------------------------------------------------------------------------------------------------------
Grampian Funding LLC, 1.52%, 9/9/04 11                                            5,000,000       4,998,311
------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 1.55%, 10/20/04 11                                                  5,000,000       4,989,383
------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 1.53%, 9/16/04 11                               5,000,000       4,996,771
------------------------------------------------------------------------------------------------------------
Neptune Funding Corp., 1.59%, 9/28/04 11                                          5,000,000       4,994,038
------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 1.55%, 9/22/04 11                             4,014,000       4,010,371
------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 1.59%, 9/30/04 11                                      5,000,000       4,993,797
------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 1.48%, 9/3/04 11                                     5,000,000       4,999,589
------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 1.42%, 9/1/04 11                                           5,000,000       5,000,000
------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 1.60%, 10/8/04 11                                         5,000,000       4,991,778
                                                                                               -------------
Total Short-Term Notes (Cost $103,686,504)                                                      103,686,498


                        28 | OPPENHEIMER REAL ASSET FUND

                                                                                      PRINCIPAL               VALUE
                                                                                         AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.2%
--------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.37% in joint repurchase agreement (Principal Amount/
Value $806,836,000, with a maturity value of $806,870,963) with UBS Warburg
LLC, 1.56%, dated 8/31/04, to be repurchased at $19,138,829 on 9/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a
value of $824,829,716 (Cost $19,138,000)                                            $19,138,000      $   19,138,000

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,190,849,309)                                         137.7%      1,215,074,274
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (37.7)       (332,373,343)
                                                                                    --------------------------------
NET ASSETS                                                                                100.0%     $  882,700,931
                                                                                    ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $51,757,180. See Note 5 of Notes to Financial Statements.

2. Illiquid security. See Note 8 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after August 31, 2004. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $423,559 or 0.05% of the Fund's net assets as of August 31, 2004.

6. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                   CONTRACTS   EXPIRATION   EXERCISE    PREMIUM         VALUE
                             SUBJECT TO CALL        DATES      PRICE   RECEIVED    SEE NOTE 1
---------------------------------------------------------------------------------------------
Soybean Futures, 11/12/04                 30      9/24/04    $   700    $ 6,638       $11,250
Soybean Futures, 11/12/04                 60      9/24/04        720     12,524        15,750
                                                                        ---------------------
                                                                        $19,162       $27,000
                                                                        =====================

7. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                   CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                             SUBJECT TO CALL        DATES      PRICE   RECEIVED   SEE NOTE 1
--------------------------------------------------------------------------------------------
Cocoa Futures, 12/14/04                   30       9/3/04    $   450    $ 3,188      $   300
Cocoa Futures, 12/14/04                   30       9/3/04        550      1,988          300
Corn Futures, 12/14/04                    40      9/24/04        220      2,850        2,500
                                                                        --------------------
                                                                        $ 8,026      $ 3,100
                                                                        ====================


                        29 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,319,855 or 1.40% of the Fund's net assets as of August 31, 2004.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-six commodities from the sectors of energy, metals and agricultural products. Individual components qualify for the inclusion in the index based on liquidity and are weighted by their respective world production quantities.

11. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $68,946,729, or 7.81% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,190,849,309)--see accompanying statement of investments    $1,215,074,274
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                        311,698
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $117,003,441 sold on a
when-issued basis or forward commitment)                                                     117,290,020
Interest                                                                                       7,411,944
Shares of beneficial interest sold                                                             5,507,175
Other                                                                                              8,240
                                                                                          ---------------
Total assets                                                                               1,345,603,351

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                   672,572
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $27,188)
--see accompanying statement of investments                                                       30,100
---------------------------------------------------------------------------------------------------------
Payables and otherb liabilities:
Investments purchased (including $442,231,512 purchased on
a when-issued basis or forward commitment)                                                   452,346,976
Shares of beneficial interest redeemed                                                         5,306,667
Futures margins                                                                                3,881,025
Distribution and service plan fees                                                               332,024
Transfer and shareholder servicing agent fees                                                    136,948
Shareholder communications                                                                        91,579
Trustees' compensation                                                                             9,006
Other                                                                                             95,523
                                                                                          ---------------
Total liabilities                                                                            462,902,420

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $  882,700,931
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $       96,928
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   797,998,462
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                277,611
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  83,911,731
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       416,199
                                                                                          ---------------
NET ASSETS                                                                                $  882,700,931
                                                                                          ===============


                        31 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $638,254,035 and
69,930,807 shares of beneficial interest outstanding)                                                $9.13
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $9.69
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $78,125,449 and 8,634,973 shares
of beneficial interest outstanding)                                                                  $9.05
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $110,728,402 and 12,281,455 shares
of beneficial interest outstanding)                                                                  $9.02
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $8,205,680 and 904,148 shares of
beneficial interest outstanding)                                                                     $9.08
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$47,387,365 and 5,176,596 shares of beneficial interest outstanding)                                 $9.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 9,196,869

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       5,195,892
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 996,627
Class B                                                                 521,169
Class C                                                                 680,001
Class N                                                                  22,399
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 796,965
Class B                                                                 173,759
Class C                                                                 185,947
Class N                                                                  16,414
Class Y                                                                  10,381
--------------------------------------------------------------------------------
Shareholder
communications:
Class A                                                                 104,357
Class B                                                                  31,494
Class C                                                                  25,977
Class N                                                                   1,814
--------------------------------------------------------------------------------
Custodian fees and expenses                                              31,634
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,141
--------------------------------------------------------------------------------
Other                                                                   101,977
                                                                     -----------
Total expenses                                                        8,913,948
Less reduction to custodian expenses                                    (27,493)
Less payments and waivers of expenses                                   (11,599)
                                                                     -----------
Net expenses                                                          8,874,856

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   322,013


                        33 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)             $  51,597,136
Closing of futures contracts                                         79,806,088
Closing and expiration of option contracts written                      722,842
Swap contracts                                                        8,232,810
                                                                  --------------
Net realized gain                                                   140,358,876
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          (4,204,438)
Futures contracts                                                   (27,501,835)
Option contracts                                                         (9,221)
Swap contracts                                                          311,698
                                                                  -------------
Net change in unrealized appreciation                               (31,403,796)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 109,277,093
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        34 | OPPENHEIMER REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                   2004              2003
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                          $     322,013     $     783,826
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                140,358,876        29,067,435
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            (31,403,796)       21,272,368
                                                                               ---------------------------------
Net increase in net assets resulting from operations                             109,277,093        51,123,629

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (51,684)       (1,303,888)
Class B                                                                                   --           (43,213)
Class C                                                                                   --           (29,456)
Class N                                                                                   --            (6,191)
Class Y                                                                              (64,204)         (148,718)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (9,145,151)               --
Class B                                                                           (1,194,188)               --
Class C                                                                           (1,409,006)               --
Class N                                                                              (77,055)               --
Class Y                                                                             (793,204)               --

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          328,433,627        54,035,053
Class B                                                                           31,994,068         7,287,354
Class C                                                                           63,172,169        15,042,430
Class N                                                                            5,907,317         1,134,147
Class Y                                                                           16,401,022        14,764,802

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                   542,450,804       141,855,949
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                              340,250,127       198,394,178
                                                                               ---------------------------------
End of period (including accumulated net investment income
of $277,611 and $73,631, respectively)                                         $ 882,700,931     $ 340,250,127
                                                                               =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        35 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED AUGUST 31,                      2004           2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   7.51       $   6.15      $   6.93        $   8.18      $   5.74
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .01            .03           .29             .45           .32
Net realized and unrealized gain (loss)              1.85           1.38          (.71)          (1.21)         2.40
                                                 ----------------------------------------------------------------------
Total from investment operations                     1.86           1.41          (.42)           (.76)         2.72
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   -- 1         (.05)         (.36)           (.43)         (.28)
Distributions from net realized gain                 (.24)            --            --            (.06)           --
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.24)          (.05)         (.36)           (.49)         (.28)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   9.13       $   7.51      $   6.15        $   6.93      $   8.18
                                                 ======================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  25.44%         23.08%        (5.54)%         (9.83)%       48.55%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $638,254       $238,828      $148,319        $117,331      $161,547
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $413,618       $193,837      $115,458        $139,631      $126,143
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.22%          0.46%         4.73%           5.73%         4.81%
Total expenses                                       1.40% 4,5      1.49% 4       1.68% 4,5       1.51% 4       1.50% 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                87%            61%           49%            105%           93%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        36 | OPPENHEIMER REAL ASSET FUND

CLASS B    YEAR ENDED AUGUST 31,                      2004          2003         2002             2001          2000
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   7.51      $   6.16     $   6.95         $   8.20      $   5.75
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.05)         (.04)         .23              .40           .27
Net realized and unrealized gain (loss)               1.83          1.40         (.70)           (1.22)         2.40
                                                  --------------------------------------------------------------------
Total from investment operations                      1.78          1.36         (.47)            (.82)         2.67
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --          (.01)        (.32)            (.37)         (.22)
Distributions from net realized gain                  (.24)           --           --             (.06)           --
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.24)         (.01)        (.32)            (.43)         (.22)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.05      $   7.51     $   6.16         $   6.95      $   8.20
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   24.32%        22.12%       (6.38)%         (10.49)%       47.44%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 78,125      $ 37,589     $ 24,738         $ 21,321      $ 27,156
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 52,436      $ 32,101     $ 20,032         $ 26,295      $ 21,416
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                         (0.69)%       (0.41)%       4.10%            4.99%         4.03%
Total expenses                                        2.32%         2.44%        2.45%            2.27%         2.27%
Expenses after payments and waivers
and reduction to custodian expenses                   2.31%         2.36%         N/A 3,4          N/A 3         N/A 3
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 87%           61%          49%             105%           93%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED AUGUST 31,                          2004         2003        2002            2001        2000
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   7.48      $  6.14     $  6.93         $  8.17     $  5.73
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.03)        (.03)        .23             .41         .27
Net realized and unrealized gain (loss)                   1.81         1.38        (.70)          (1.22)       2.39
                                                      ---------------------------------------------------------------
Total from investment operations                          1.78         1.35        (.47)           (.81)       2.66
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --         (.01)       (.32)           (.37)       (.22)
Distributions from net realized gain                      (.24)          --          --            (.06)         --
                                                      ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.24)        (.01)       (.32)           (.43)       (.22)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   9.02      $  7.48     $  6.14         $  6.93     $  8.17
                                                      ===============================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       24.42%       22.04%      (6.39)%        (10.43)%     47.43%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $110,728      $36,531     $18,115         $12,588     $20,256
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 68,392      $25,746     $11,771         $16,165     $16,536
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                             (0.62)%      (0.43)%      3.99%           4.95%       4.03%
Total expenses                                            2.24%        2.40%       2.45%           2.26%       2.27%
Expenses after payments and waivers
and reduction to custodian expenses                        N/A 3       2.36%        N/A 3,4         N/A 3       N/A 3
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     87%          61%         49%            105%         93%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        38 | OPPENHEIMER REAL ASSET FUND

CLASS N    YEAR ENDED AUGUST 31,                     2004        2003        2002            2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 7.50      $ 6.15      $ 6.99          $ 7.67
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  --         .07         .30             .22
Net realized and unrealized gain (loss)              1.82        1.36        (.78)           (.73)
                                                   ------------------------------------------------
Total from investment operations                     1.82        1.43        (.48)           (.51)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --        (.08)       (.36)           (.17)
Distributions from net realized gain                 (.24)         --          --              --
                                                   ------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.24)       (.08)       (.36)           (.17)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 9.08      $ 7.50      $ 6.15          $ 6.99
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  24.90%      23.63%      (6.47)%         (6.75)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $8,206      $1,578      $  314          $   61
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $4,516      $1,001      $  146          $   14
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        (0.17)%      0.27%       3.57%           5.95%
Total expenses                                       1.84%       1.83%       1.94%           1.88%
Expenses after payments and waivers
and reduction to custodian expenses                  1.80%       1.63%        N/A 4,5         N/A 4
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                87%         61%         49%            105%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED AUGUST 31,                     2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 7.52      $ 6.15      $ 6.94      $ 8.16      $ 5.72
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .05         .06         .32         .25         .36
Net realized and unrealized gain (loss)              1.84        1.39        (.73)       (.95)       2.38
                                                   ---------------------------------------------------------
Total from investment operations                     1.89        1.45        (.41)       (.70)       2.74
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.02)       (.08)       (.38)       (.46)       (.30)
Distributions from net realized gain                 (.24)         --          --        (.06)         --
                                                   ---------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.26)       (.08)       (.38)       (.52)       (.30)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 9.15      $ 7.52      $ 6.15      $ 6.94      $ 8.16
                                                   =========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  25.84%      23.69%      (5.36)%     (9.21)%     49.20%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $47,387     $25,724     $6,908      $1,741      $    1
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $31,449     $15,755     $3,420      $  868      $    1
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                0.65%       0.83%       3.95%       6.46%       5.28%
Total expenses                                       0.97%       1.08%       1.27%       1.38% 3     1.09%
Expenses after payments and waivers
and reduction to custodian expenses                    N/A 4       N/A 4     1.26%       1.17%        N/A 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                87%         61%         49%        105%         93%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        40 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially


                        41 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of August 31, 2004, the market value of these securities comprised 14.2% of the Fund's net assets and resulted in unrealized cumulative gains of $24,271,417.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of August 31, 2004, the Fund had purchased $442,231,512 of securities on a when-issued basis or forward commitment and sold $117,003,441 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such


                        42 | OPPENHEIMER REAL ASSET FUND
transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED          UNDISTRIBUTED          ACCUMULATED      OTHER INVESTMENTS
NET INVESTMENT             LONG-TERM                 LOSS     FOR FEDERAL INCOME
INCOME                          GAIN   CARRYFORWARD 1,2,3           TAX PURPOSES
--------------------------------------------------------------------------------
$34,836,643              $53,416,727          $24,036,296            $20,462,918

1. The Fund had $24,036,296 of straddle losses which were deferred.

2. During the fiscal year ended August 31, 2004, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2003, the Fund utilized $27,556,670 of capital loss carryforward to offset capital gains realized in that fiscal year.


                        43 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO        REDUCTION TO
                                     ACCUMULATED     ACCUMULATED NET
             INCREASE TO          NET INVESTMENT       REALIZED GAIN
             PAID-IN CAPITAL              INCOME    ON INVESTMENTS 4
             -------------------------------------------------------
             $22,298,093                  $2,145         $22,295,948

4. $22,240,388, including $13,513,420 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                     AUGUST 31, 2004    AUGUST 31, 2003
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income                 $   115,888         $1,531,466
         Long-term capital gain           12,618,604                 --
                                         ------------------------------
         Total                           $12,734,492         $1,531,466
                                         ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $1,190,849,309
            Federal tax cost of other investments        12,972,097
                                                     --------------
            Total federal tax cost                   $1,203,821,406
                                                     ==============

            Gross unrealized appreciation            $   28,527,637
            Gross unrealized depreciation                (8,064,719)
            Net unrealized appreciation              $   20,462,918
                                                     ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts


                        44 | OPPENHEIMER REAL ASSET FUND
are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED AUGUST 31, 2004        YEAR ENDED AUGUST 31, 2003
                                 SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                         60,864,784     $ 526,237,973      34,470,741     $ 240,879,466
Dividends and/or
distributions reinvested      1,021,225         7,760,573         182,879         1,164,613
Redeemed                    (23,760,653)     (205,564,919)    (26,972,700)     (188,009,026)
                            -----------------------------------------------------------------
Net increase                 38,125,356     $ 328,433,627       7,680,920     $  54,035,053
                            =================================================================


                        45 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              YEAR ENDED AUGUST 31, 2004      YEAR ENDED AUGUST 31, 2003
                                 SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS B
Sold                          6,075,661     $ 52,623,081      4,589,002     $ 32,275,935
Dividends and/or
distributions reinvested        136,911        1,037,789          6,070           38,017
Redeemed                     (2,581,998)     (21,666,802)    (3,603,595)     (25,026,598)
                             ------------------------------------------------------------
Net increase                  3,630,574     $ 31,994,068        991,477     $  7,287,354
                             ============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                         10,218,639     $ 87,296,277      6,300,352     $ 44,752,722
Dividends and/or
distributions reinvested        148,152        1,118,549          3,715           23,258
Redeemed                     (2,968,721)     (25,242,657)    (4,370,436)     (29,733,550)
                             ------------------------------------------------------------
Net increase                  7,398,070     $ 63,172,169      1,933,631     $ 15,042,430
                             ============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                            818,178     $  6,975,731        310,503     $  2,241,096
Dividends and/or
distributions reinvested         10,161           77,023          1,012            6,180
Redeemed                       (134,749)      (1,145,437)      (151,980)      (1,113,129)
                             ------------------------------------------------------------
Net increase                    693,590     $  5,907,317        159,535     $  1,134,147
                             ============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                          3,051,718     $ 26,560,158      3,474,505     $ 22,981,857
Dividends and/or
distributions reinvested         28,193          213,586          8,593           56,004
Redeemed                     (1,324,757)     (10,372,722)    (1,184,394)      (8,273,059)
                             ------------------------------------------------------------
Net increase                  1,755,154     $ 16,401,022      2,298,704     $ 14,764,802
                             ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended August 31, 2004, were $225,453,250 and $141,469,850, respectively. There were purchases of $19,847,819 and sales of $19,603,472 of U.S. government and government agency obligations for the year ended August 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average annual


                        46 | OPPENHEIMER REAL ASSET FUND
net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2004, the Fund paid $1,105,884 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2004 for Class B, Class C and Class N shares were $2,777,625, $1,505,400 and $121,351, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                        47 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B           CLASS C           CLASS N
                          CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                      RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED            DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
August 31, 2004          $735,882            $2,156          $194,545           $91,638            $6,646

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average daily net assets per fiscal year for all classes. During the year ended August 31, 2004, OFS waived $2,343, $7,588 and $1,668 for Class A, Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


                        48 | OPPENHEIMER REAL ASSET FUND

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                                UNREALIZED
                                          EXPIRATION         NUMBER OF   VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                           DATES         CONTRACTS   AUGUST 31, 2004     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
AGRICULTURE
Corn                                        12/14/04             1,369       $16,273,988       $(3,325,046)
Cotton #2                                    12/7/04               301         8,181,180           224,211
Soybean                                     11/12/04               484        15,179,450          (125,315)
Wheat                              12/14/04-12/21/04             1,321        21,643,513        (1,530,167)
ENERGY
Brent Crude Oil                             10/14/04             2,208        87,657,600        (1,421,640)
Crude Oil                                    9/21/04             3,607       151,926,840         1,029,424
Gas Oil                                     10/12/04               703        24,710,450        (1,905,536)
Heating Oil                                  9/30/04               969        45,703,854        (3,648,478)
Natural Gas                                  9/28/04               918        46,579,320        (6,443,453)
Unleaded Gasoline                            9/30/04               927        44,326,359        (3,267,170)
LIVESTOCK
Feeder Cattle                               10/28/04               100         5,471,250          (186,450)
Lean Hogs                                   10/15/04               375         9,896,250          (482,376)
Live Cattle                                 10/29/04               522        17,674,920          (665,158)
INDUSTRIAL METALS
Copper                                      12/29/04               598        19,150,950           592,718
London Metals Exchange
Aluminum High Grade                         11/17/04               491        20,821,469          (275,616)
London Metals Exchange Lead                 11/17/04               196         4,272,800            78,539
London Metals Exchange Nickel               11/17/04                64         4,778,880          (516,588)
London Metals Exchange Zinc                 11/17/04                31           753,494           (44,848)
PRECIOUS METALS
Gold 100 oz                                 12/29/04               295        12,165,800           139,684
SOFTS
Coffee                                      12/20/04               141         3,838,725            90,034
Sugar #11                                    9/30/04               412         3,686,906          (137,782)
GOVERNMENTS
U.S. Long Bonds                             12/20/04                21         2,337,563            21,578
U.S. Treasury Nts., 10 yr                   12/20/04               217        24,371,813            67,624
                                                                                               -------------
                                                                                               (21,731,811)
                                                                                               -------------


                       49 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

                                                                                            UNREALIZED
                                      EXPIRATION         NUMBER OF   VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                       DATES         CONTRACTS   AUGUST 31, 2004     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
SOFTS
Cocoa                                   12/14/04                28      $    472,080      $     (8,695)
GOVERNMENTS
U.S. Long Bonds                          9/21/04               205        23,068,906          (744,988)
U.S. Treasury Nts., 2 yr        9/30/04-12/30/04             2,290       485,745,578        (1,390,517)
U.S. Treasury Nts., 5 yr                12/20/04               653        72,268,734          (230,370)
PRECIOUS METALS
Silver                                  12/28/04                27           919,620           (11,171)
                                                                                          --------------
                                                                                            (2,385,741)
                                                                                          --------------
                                                                                          $(24,117,552)
                                                                                          ==============

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                        50 | OPPENHEIMER REAL ASSET FUND

Written option activity for the year ended August 31, 2004 was as follows:

                                            CALL OPTIONS                     PUT OPTIONS
                               -------------------------       --------------------------
                               NUMBER OF       AMOUNT OF       NUMBER OF       AMOUNT OF
                               CONTRACTS        PREMIUMS       CONTRACTS        PREMIUMS
-----------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2003                      100         $17,875             172         $37,670
Options written                    2,566       1,440,424           1,471         335,335
Options closed or expired         (1,875)     (1,040,216)         (1,494)       (359,955)
Options exercised                   (701)       (398,921)            (49)         (5,024)
                                  -------------------------------------------------------
Options outstanding as of
August 31, 2004                       90         $19,162             100          $8,026
                                  =======================================================

--------------------------------------------------------------------------------
7.TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of August 31, 2004, the Fund had entered into the following total return swap agreements:

                                                PAID BY           RECEIVED BY
                                            THE FUND AT           THE FUND AT
SWAP                         NOTIONAL        AUGUST 31,            AUGUST 31,    TERMINATION       UNREALIZED
COUNTERPARTY                   AMOUNT              2004                  2004          DATES     APPRECIATION
--------------------------------------------------------------------------------------------------------------
                                                                     Value of
                                              One-Month       total return of
                                          LIBOR less 50       Lehman Brothers
Deutsche Bank AG           $7,410,000      basis points            CMBS Index       12/31/04        $155,909
                                                                     Value of
                                              One-Month       total return of
Morgan Stanley                            LIBOR less 55     Lehman Investment
Capital Services, Inc.      7,410,000      basis points           Grade Index        9/30/04         155,789
                                                                                                    ---------
                                                                                                    $311,698
                                                                                                    =========

Index abbreviations are as follows:
CMBS    Commercial Mortgage Backed Securities Markets
LIBOR   London-Interbank Offered Rate


                        51 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of August 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2004 was $6,820,868, which represents 0.77% of the Fund's net assets.

--------------------------------------------------------------------------------
9. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/ trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                        52 | OPPENHEIMER REAL ASSET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER REAL ASSET FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Real Asset Fund, including the statement of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Real Asset Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
October 14, 2004


                        53 | OPPENHEIMER REAL ASSET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.2411, $0.2401, $0.2401, $0.2401 and
$0.2514 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 8, 2003, of which $0.2401 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the year ended August 31, 2004 are eligible for the corporate dividend-received deduction.

      Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2004 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        54 | OPPENHEIMER REAL ASSET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS   Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        55 | OPPENHEIMER REAL ASSET FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of           Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003) and          1994), The El Paso Mortgage Company (since 1993), Transland Financial Services,
Trustee (since 1999)               Inc. (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                            Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                   Broadway Ventures (since 1984); a director of the following public companies:
                                   Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                   and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                   Formerly a director of the following: Storage Technology Corporation (a publicly-
                                   held computer equipment company) (1991-February 2003), and International
                                   Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                                   (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1997)               of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                            Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                   Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                                   Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                   (until March 1999); and a Director (until March 2000) of A.G. Edwards &
                                   Sons and A.G. Edwards Trust Company. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

GEORGE C. BOWEN,                   Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)               Centennial Asset Management Corporation; President, Treasurer and a director
Age: 67                            (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                                   Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                                   Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 1999)               (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc.
Age: 66                            and its subsidiaries (a privately held biotech company); a partner (July 1974-June
                                   1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman
                                   (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management
                                   Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-
Trustee (since 1997)               profit foundation); a director (since 1997) of Putnam Lovell Finance (finance
Age: 62                            company); a director (since June 2002) of UNUMProvident (an insurance com-
                                   pany). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals
                                   (a privately held company); Chairman and a director (until October 1996) and
                                   President and Chief Executive Officer (until October 1995) of the Manager;
                                   President, Chief Executive Officer and a director (until October 1995) of


                        56 | OPPENHEIMER REAL ASSET FUND

JON S. FOSSEL,                     Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                          Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1997)               Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                            or affiliated companies of the Manager. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)               February 2000); a director of The California Endowment (a philanthropic organi-
Age: 57                            zation) (since April 2002) and of Community Hospital of Monterey Peninsula
                                   (educational organization) (since February 2002); a director of America Funds
                                   Emerging Markets Growth Fund (since October 1991) (an investment company);
                                   an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                                   Hamilton also is a member of the investment committees of the Rockefeller
                                   Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                                   Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April
                                   1987-May 2004) (investment companies); member of the investment committee
                                   (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                   Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)               (a commercial banking entity) (since August 2003); director of Colorado UpLIFT
Age: 59                            (a non-profit organization) (since 1986); trustee (since 2000) of the Gallagher
                                   Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-
                                   Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                                   (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-
                                   2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and
                                   U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                   37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2000)               Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                            Springfield Library and Museum Association (since 1995) (museums) and the
                                   Community Music School of Springfield (music school) (since 1996); Trustee
                                   (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund
                                   (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                                   2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly
                                   SIS Bank) (commercial bank); and Executive Vice President (January 1999-July
                                   1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees
                                   38 portfolios in the OppenheimerFunds complex.


                        57 | OPPENHEIMER REAL ASSET FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                        225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and a director or trustee
(since 2001)                       of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                   of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                   and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent com- pany); a director (since June 1995)
                                   of DLB Acquisition Corporation (a holding company that owns the shares of Babson
                                   Capital Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series Investment Fund
                                   and MassMutual Institutional Funds (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                   Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                   Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                                   Oversees 73 portfolios as Trustee/Director and 10 portfolios as Officer in the
                                   OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. BAUM,
                                   MANIOUDAKIS, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                                   NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY,
                                   CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR
                                   HER EARLIER RESIGNATION, DEATH OR REMOVAL.

KEVIN BAUM,                        Vice President of the Manager since October 2000; a Chartered Financial
Vice President and                 Analyst; he has served as the Fund's principal trader since its inception in
Portfolio Manager                  March 1997; an officer of 1 portfolio in the OppenheimerFunds complex.
(since 2003)
Age: 34

ANGELO MANIOUDAKIS,                Senior Vice President of the Manager (since April 2002), of HarbourView
Vice President and                 Asset Management Corporation (since April, 2002 and of OFI Institutional
Portfolio Manager                  Asset Management, Inc. (since June 2002); an officer of 14 portfolios in the
(since 2002)                       OppenheimerFunds complex. Formerly Executive Director and portfolio manager
Age: 37                            for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                   Management (August 1993-April 2002).


                        58 | OPPENHEIMER REAL ASSET FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)             Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 44                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                                   Institutional Asset Management, Inc. (since November 2000), and of
                                   OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June
                                   2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                                   Company (a trust company subsidiary of the Manager); Assistant Treasurer (since
                                   March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of
                                   Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund
                                   Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary       February 2002) of the Manager; General Counsel and a director (since November
(since 2001)                       2001) of the Distributor; General Counsel (since November 2001) of Centennial
Age: 56                            Asset Management Corporation; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation;
                                   Secretary and General Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                   and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                   Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                   of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                   of OppenheimerFunds Legacy Program; Senior Vice President and General
                                   Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                   director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                   Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                   of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                   November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001); and OppenheimerFunds International Ltd. (October 1997-November
                                   2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                 Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer           Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                       Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 53                            OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1.800.525.7048.


                        59 | OPPENHEIMER REAL ASSET FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $32,000 in fiscal 2004 and $31,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $40,259 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $10,448 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $54,207 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is

         (i) compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The members of the Governance Committee are Robert Malone (Chairman), William Armstrong, Beverly Hamilton and F. William Marshall, Jr. Each member of the Committee is independent, meaning each person is not "interested person" as defined in the Act. The Governance Committee was established in August 2004. The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. That policy is as follows. To date, the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees. This Committee also will select and nominate, to the full Board, nominees for election as Trustees, and select and nominate Independent Trustees for election. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com http://www.oppenheimerfunds.com/ under the caption "contact us" or by mail to the Fund at the address above. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)